Note 11 - Convertible Note Arrangement and Royalty - Activity of Convertible Note Arrangement (Details) - CAD ($)		10 Months Ended	12 Months Ended			23 Months Ended
	Oct. 22, 2025	Oct. 22, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Oct. 29, 2025	Jan. 01, 2025	Aug. 28, 2024	Feb. 12, 2024	Jan. 15, 2024
Statement Line Items [Line Items]
Fair value of common shares issued under Equity Exchange and Debt Exchange							$ (3,835)	$ (190)	$ (418,000)	$ (1,377,000)	$ (29,000)
Loss on extinguishment of 2028 and 2027 Notes			$ 3,311,000	$ 0	$ 0
New equity offering warrants [member]
Statement Line Items [Line Items]
New Equity Offering Warrants	$ (79,562)	$ (79,562)	(28,410)
Pre-funded warrants [member]
Statement Line Items [Line Items]
New Equity Offering Warrants	(73,309,000)	(73,309,000)	(29,309,000)
The 2028 and 2027 notes [member]
Statement Line Items [Line Items]
Beginning balance		63,963,000	$ 63,963,000		$ 40,101,000
Initial recognition at fair value				4,921,000		$ 4,921,000
Revaluation to fair value		12,118,000				4,356,000
Capitalized interest				9,157,000
Revaluation to fair value due to own credit risk		(1,293,000)		1,342,000
Foreign exchange loss		1,741,000		4,086,000
Revaluation to fair value due to own credit risk		(1,293,000)		1,342,000
Ending balance	73,047,000	73,047,000		$ 63,963,000		$ 63,963,000
Accrued Interest settled under Equity Exchange and Debt Exchange	11,565,000
Term Loan	(37,258,000)	(37,258,000)
Loss on extinguishment of 2028 and 2027 Notes	(168,183,000)
The 2028 and 2027 notes [member] | New equity offering warrants [member]
Statement Line Items [Line Items]
New Equity Offering Warrants	(79,562,000)	(79,562,000)
The 2028 and 2027 notes [member] | Pre-funded warrants [member]
Statement Line Items [Line Items]
New Equity Offering Warrants	(73,309,000)	(73,309,000)
The 2028 and 2027 notes [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Fair value of common shares issued under Equity Exchange and Debt Exchange	$ (62,666,000)	$ (62,666,000)